Annual Fund Operating Expenses - Draco Evolution AI ETF - Draco Evolution AI ETF Class	Sep. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.47%	[1]
Expenses (as a percentage of Assets)	1.32%

[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in other investment companies.